SUMMARY OF OPTION ACTIVITY (Details) - 2014 and 2024 Equity Incentive Plan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options Outstanding, Balance	683,695
Weighted-Average Exercise Price Outstanding, Balance	$ 3.99
Weighted- Average Remaining Contractual Term, Outstanding	4 years 2 months 12 days	2 years 10 months 24 days
Aggregate Intrinsic Value Outstanding, Balance	$ 158,332
Number of Options, Granted
Weighted-Average Exercise Price, Granted
Number of Options, Exercised	(208,031)
Weighted-Average Exercise Price, Exercised	$ 1.16
Number of Options, Forfeited	(171,539)
Weighted-Average Exercise Price, Forfeited	$ 2.16
Number of Options Outstanding, Balance	304,125	683,695
Weighted-Average Exercise Price Outstanding, Balance	$ 6.95	$ 3.99
Aggregate Intrinsic Value Outstanding, Ending		$ 158,332
Number of Options Outstanding, Vested and exercisable	304,125
Weighted-Average Exercise Price, Vested and exercisable	$ 6.95
Weighted- Average Remaining Contractual Term, Vested and exercisable	4 years 2 months 12 days
Aggregate Intrinsic Value Outstanding, Vested and exercisable, Ending